UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street,Omaha,   NE 68137

(Address of principal executive offices)(Zip code)

Emile Molineaux

         Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

4/30

Date of reporting period:  7/31/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Toews Hedged Emerging Markets Fund
PORTFOLIO OF INVESTMENTS
July 31, 2011 (Unaudited)

Shares		Market Value

	BOND & NOTES - 6.5%
	MUNICIPAL - 5.5%
1,375,000	Metropolitam Government Nashville & Davidson County Industrial	$ 1,375,000
	to yield 0.26% 4/1/2022
	REAL ESTATE- 1.0%
250,000	Consolidated Equities LLC, to yield 0.00% 12/1/2025	250,000
	TOTAL BOND & NOTES (Cost - $1,625,000)	1,625,000

	SHORT TERM - 66.4%
16,489,014	AIM STIT - Liquid Assets Portfolio, to yield 0.06% *
	(Cost - $16,489,014)	16,489,014

	TOTAL INVESTMENTS - 72.9%
	(Cost - $18,114,014.28)(a)	$ 18,114,014
	ASSETS IN EXCESS OF OTHER LIABILITIES - 27.1%	6,741,346
	NET ASSETS - 100.0%	$ 24,855,360

Number of Contracts		Unrealized Depreciation
	FUTURES CONTRACTS - (1.9)%
444	Emerging Market Future Sep 2011	$ (462,474)
	(Underlying Face Amount at Value $25,474,500)

* Money market fund; interest rate reflects seven-day effective yield on July 31, 2011.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same.

Toews Hedged Growth Allocation Fund
PORTFOLIO OF INVESTMENTS
July 31, 2011 (Unaudited)

Shares		Market Value

	MUTUAL FUNDS - 19.1%
	DEBT FUNDS - 19.1%
1	American Century High-Yield Fund	$ 9
1	Fifth Third High Yield Bond Fund	10
1	Forward High Yield Bond Fund	11
1	Hartford High Yield Fund/Class R	8
1	Hartford High Yield Fund/Class I	10
1	MFS High Yield Opportunities Fund	7
1	PIMCO High Yield Fund	9
1	Pioneer Global High Yield Fund	13
48	Pioneer High Yield Fund	493
1	Principal High Yield Fund	11
104,061	Principal High Yield Fund I	835,611
189,813	Prudential High Yield Fund Inc	1,062,954
158,251	RidgeWorth SEIX High Yield Bonnd Fund	1,584,091
140,786	SEI Institutional Managed Trust - High Yield Bond Fund	1,061,525
1	Touchstone High Yield Fund	10
	TOTAL MUTUAL FUNDS (Cost - $4,547,354)	4,544,772

	EXCHANGE TRADED FUNDS - 3.9%
	DEBT FUNDS - 3.9%
5,000	iShares iBoxx $ High Yield Corporate Bond Fund	455,250
11,400	SPDR Barclays Capital High Yield Bond ETF	458,850
	TOTAL EXCHANGE TRADED FUNDS (Cost $917,790)	914,100
Par Value
	BOND & NOTES - 8.4%
	DIVERSIFIED FINANCIAL SERVICES - 5.7%
648,850	Board of Church Extension of Disciples of Christ, Inc, to yield 0.40% 8/1/2056	648,850
710,000	Fornell Associates LLC, to yield 0.40% 7/1/2023	710,000
		1,358,850
	MUNICIPAL - 2.6%
250,000	Bonita Community Health Center, Inc, toyield 0.35% 12/1/2031	250,000
375,000	Metropolitan Government Nashville & Davidson County Industrial,	375,000
	to yield 0.26% 4/1/2022	625,000
Shares
	TOTAL BOND & NOTES (Cost - $1,983,850)	1,983,850

	SHORT-TERM INVESTMENTS - 58.1%
13,791,355	AIM STIT - Liquid Assets Portfolio, to yield 0.06% *
	(Cost $13,791,355)	13,791,355

	TOTAL INVESTMENTS - 89.4% (Cost - $21,240,350)(a)	$ 21,234,077
	ASSETS IN EXCESS OF OTHER LIABILITIES - 10.6%	2,518,488
	NET ASSETS - 100.0%	$ 23,752,565

Number of Contracts		Unrealized Depreciation
	FUTURES CONTRACTS
29	MSCI EAFE Index maturing March 2011	$ (62,474)
6	NASDAQ 100 maturing September2011	(24,450)
46	Russell Mini maturing March 2011	(239,699)
10	S&P 500 maturing September 2011	(132,325)
40	S&P Midcap 400 E-Mini maturing September 2011	(230,136)
	TOTAL FUTURES CONTRACTS	$ (689,084)
	(Underlying Face Amount at Value $16,904,780)

* Money market fund; interest rate reflects seven-day effective yield on July 31, 2011.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:		$ 43
Unrealized depreciation:		(6,316)
Net unrealized depreciation:		$ (6,273)

Toews Hedged High Yield Bond Fund
PORTFOLIO OF INVESTMENTS
July 31, 2011 (Unaudited)

Shares		Market Value

	MUTUAL FUNDS - 98.5%
	DEBT FUNDS - 98.5%
2	American Century High-Yield Fund - Investor Class	$ 15
1	Fifth Third High Yield Bond Fund - Institutional Class	10
1	Forward High Yield Bond Fund - Institutional Class	10
1	Hartford High Yield Fund - Institutional Class	8
2	Hartford High Yield Fund - Class R5	16
1	MFS High Yield Opportunities Fund - Class R4	7
1,227,738	PIMCO High Yield Fund - Institutional Class	11,553,013
2	Pioneer Global High Yield Fund - Class Z	19
169	Pioneer High Yield Fund - Class Z	1,737
414,439	Principal High Yield Fund - Institutional Class	4,683,156
569,243	Principal High Yield Fund I - Institutional Class	4,571,021
837,825	Prudential High Yield Fund Inc. - Class Z	4,691,819
456,927	RidgeWorth SEIX High Yield Bond Fund - Institutional Class	4,573,834
621,452	SEI Institutional Managed Trust - High Yield Bond Fund - Class A	4,685,751
1	Touchstone High Yield Fund - Class Y	9
	TOTAL MUTUAL FUNDS (Cost - $34,753,988)	34,760,425

	EXCHANGE TRADED FUNDS - 4.7%
	DEBT FUND - 4.7%
12,450	iShares iBoxx $ High Yield Corporate Bond Fund	1,133,573
14,250	SPDR Barclays Capital High Yield Bond ETF	573,563
	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,705,730)	1,707,136

	SHORT-TERM INVESTMENTS - 0.5%
181,244	AIM STIT - Liquid Assets Portfolio, to yield 0.06% *	181,244
	(Cost $181,244)

	TOTAL INVESTMENTS - 103.7% (Cost - $36,640,959)(a)	$ 36,648,805
	LIABILITIES IN EXCESS OF OTHER ASSETS - (3.7)%	(162,046)
	NET ASSETS - 100.0%	$ 36,486,759

* Money market fund; interest rate reflects seven-day effective yield on July 31, 2011.

(a) Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:		$ 18,243
Unrealized depreciation:		(10,401)
Net unrealized appreciation:		$ 7,842

Toews Hedged International Developed Markets Fund
PORTFOLIO OF INVESTMENTS
July 31, 2011 (Unaudited)

Par Value		Market Value

	BOND & NOTES - 5.8%
	COMMERCIAL SERVICES - 1.0%
290,000	Science & Technology Campus Corp, to yield, 0.4% 11/1/2020	$ 290,000

	MUNICIPAL - 4.8%
250,000	Bonita Community Health Center, Inc, to yield 0.35% 12/1/2031	250,000
895,000	County of Hamilton OH, to yield 0.30% 11/1/2023	895,000
375,000	Metropolitan Government Nashville & Davidson County Industrial	375,000
	to yield, 0.26% 4/1/2022	1,520,000

	TOTAL BOND & NOTES - (Cost - $1,810,000)	1,810,000

	SHORT-TERM INVESTMENTS - 81.7%
25,799,368	AIM STIT - Liquid Assets Portfolio, to yield 0.06% *
	(Cost $25,799,368)	25,799,368

	TOTAL INVESTMENTS - 87.5%
	(Cost - $27,609,368)(a)	$ 27,609,368
	ASSETS IN EXCESS OF OTHER LIABILITIES - 12.5%	3,960,412
	NET ASSETS - 100.0%	$ 31,569,780

Number of Contracts		Unrealized Depreciation
	FUTURES CONTRACTS
129	MSCI EAFE Index maturing September 2011	$ (266,183)
	(Underlying Face Amount at Value $21,539,130)

* Money market fund; interest rate reflects seven-day effective yield on July 31, 2011.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same

Toews Hedged Large Cap Fund
PORTFOLIO OF INVESTMENTS
July 31, 2011 (Unaudited)

Par Value		Market Value

	BOND & NOTES - 10.1%
	DIVERSIFIED FINANCIAL SERVICES - 3.6%
885,000	Canon City Hospital LLC, to yield 0.35% 6/1/2026	$ 885,000
139,000	Main Street Properities of Dayton LLC, to yield 0.40% 2/1/2024	139,000
		1,024,000

	MUNICIPAL - 6.5%
1,750,000	Michigan Finance Authority, to yield 0.28% 12/1/2032	1,750,000
100,000	Michigan Stragetic Fund, to yield 0.35% 10/1/2025	100,000
		1,850,000

	TOTALBOND & NOTES (Cost - $2,874,000)	2,874,000
Shares
	SHORT-TERM INVESTMENTS - 82.7%
23,555,149	AIM STIT - Liquid Assets Portfolio, to yield 0.06% *
	(Cost $23,555,149)	23,555,149

	TOTAL INVESTMENTS - 92.8%
	(Cost - $26,429,149) (a)	$ 26,429,149
	ASSETS IN EXCESS OF OTHER LIABILITIES - 7.2%	2,052,518
	NET ASSETS - 100.0%	$ 28,481,667

Number of Contracts		Unrealized Depreciation
	FUTURES CONTRACTS
37	NASDAQ 100 maturing September 2011	$ (97,775)
63	S&P 500 maturing September 2011	(785,175)
	TOTAL FUTURES CONTRACTS	$ (882,950)
	(Underlying Face Amount at Value $37,750,750)

* Money market fund; interest rate reflects seven-day effective yield on July 31, 2011.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same.

Toews Hedged Small & Mid Cap Fund
PORTFOLIO OF INVESTMENTS
July 31, 2011 (Unaudited)

Shares		Market Value

	BONDS & NOTES - 4.9%
	AUTO PARTS & EQUIPMENT - 1.5%
567,000	American Made LLC, to yield 0.40% 12/1/2024	$ 567,000

	MUNICIPAL - 3.4%
970,000	Genesee County Economic Development Corp/MI, to yield 0.30% 4/1/2030	970,000
375,000	Metropolitan Government Nashville & Davidson County Industrial	375,000
	to yield, 0.26% 4/1/2022	1,345,000

	TOTAL BOND & NOTES - (Cost $1,912,000)	1,912,000

	SHORT-TERM INVESTMENTS - 89.3%
35,027,294	AIM STIT - Liquid Assets Portfolio, to yield 0.06% *
	(Cost $35,027,294)	35,027,294

	TOTAL INVESTMENTS - 94.2%
	(Cost - $36,939,294)(a)	$ 36,939,294
	ASSETS IN EXCESS OF OTHER LIABILITIES - 5.9%	2,301,170
	NET ASSETS - 100.0%	$ 39,240,464

Number of Contracts		Unrealized Depreciation
	FUTURES CONTRACTS
213	S&P Midcap 400 E-Mini maturing September 2011	$ (1,435,435)
252	Russell Mini maturing September 2011	(1,246,021)
	TOTAL FUTURES CONTRACTS	$ (2,681,456)
	(Underlying Face Amount at Value $39,916,470)

* Money market fund; interest rate reflects seven-day effective yield on July 31, 2011.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same.

Toews Funds
PORTFOLIO OF INVESTMENTS
July 31, 2011 (Unaudited)

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2011 for the Funds assets and liabilities measured at fair value:

Toews Hedged Emerging Markets Fund
Assets	Level 1	Level 2	Level 3	Total
Bond & Notes	$ 1,625,000	$ -	$ -	$ 1,625,000
Short-Term Investments	16,489,014	-	-	16,489,014
Total	$ 18,114,014	-	-	$ 18,114,014
Liabilities
Derivative Instruments*	$ (462,474)	$ -	$ -	$ (462,474)
Total	$ (462,474)	$ -	$ -	$ (462,474)

Toews Hedged Growth Allocation Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 4,544,770	$ -	$ -	$ 4,544,770
Exchange Traded Funds	914,100	-	-	914,100
Bond & Notes	1,983,850			1,983,850
Short-Term Investments	13,791,355	-	-	13,791,355
Total	$ 21,234,075	-	-	$ 21,234,075
Liabilities
Derivative Instruments*	$ (689,084)	-	-	$ (689,084)
Total	$ (689,084)	$ -	$ -	$ (689,084)

Toews Hedged High Yield Bond Fund
Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$ 34,760,425	$ -	$ -	$ 34,760,425
Exchange Traded Funds	1,707,136	-	-	1,707,136
Short-Term Investments	181,244	-	-	181,244
Total	$ 36,648,805	$ -	$ -	$ 36,648,805

Toews Hedged International Developed Markets Fund
Assets	Level 1	Level 2	Level 3	Total
Bond & Notes	$ 1,810,000	$ -	$ -	$ 1,810,000
Short-Term Investments	25,799,368	-	-	25,799,368
Total	$ 27,609,368	-	-	$ 27,609,368
Liabilities
Derivative Instruments*	$ (266,183)	-	-	$ (266,183)
Total	$(266,183)	$ -	$ -	$ (266,183)

Toews Hedged Large Cap Fund
Assets	Level 1	Level 2	Level 3	Total
Bond & Notes	$ 2,874,000	$ -	$ -	$ 2,874,000
Short-Term Investments	23,555,149	-	-	23,555,149
Total	$ 26,429,149	-	-	$ 26,429,149
Liabilities
Derivative Instruments*	$ (882,950)	-	-	$ (882,950)
Total	$ (882,950)	$ -	$ -	$ (882,950)

Toews Hedged Small & Mid Cap Fund
Assets	Level 1	Level 2	Level 3	Total
Short-Term Investments	$ 35,027,294	$ -	$ -	$ 35,027,294
Bond & Notes	1,912,000	-	-	1,912,000
Total	$ 36,939,294	-	-	$ 36,939,294
Liabilities
Derivative Instruments*	$ (2,681,456)	-	-	$ (2,681,456)
Total	$ 2,681,456)	$ -	$ -	$ (2,681,456)
* Derivative Instruments include cumulative unrealized gain or loss on futures contracts open at July 31, 2011.
The Funds did not hold any Level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/29/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date    9/29/11

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

9/29/11